ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Components of Accounts Receivable, Net

Components of accounts receivable, net are as follows:

	December 31,
	2013	2012
Casino	$423,963	$426,796
Hotel	1,353	2,390
Other	5,898	5,007

Sub-total	$431,214	$434,193
Less: allowance for doubtful debts	(143,334)	(113,264)

	$287,880	$320,929

Movement of Allowance for Doubtful Debts

Movement of allowance for doubtful debts are as follows:

	Year Ended December 31,
	2013	2012	2011
At beginning of year	$113,264	$86,775	$41,490
Additional allowance, net of recoveries	43,750	26,566	36,871
Reclassified (to) from long-term receivables, net	(13,680)	(77)	8,414

At end of year	$143,334	$113,264	$86,775

Analysis of Accounts Receivable by Age Based on Payment Due Date, Net of Allowance

The following is an analysis of accounts receivable by age presented based on payment due date, net of allowance:

	December 31,
	2013	2012
Current	$187,377	$227,534
1-30 days	57,727	51,207
31-60 days	11,607	9,842
61-90 days	11,878	1,941
Over 90 days	19,291	30,405

	$287,880	$320,929